Loss per share	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Loss per share	Loss per share
The Company’s shares are comprised of ordinary shares. Each share has a nominal value of $0.05 (CHF 0.05). The basic loss per share is calculated by dividing the net loss attributable to shareholders by the weighted average number of shares in issue during the period excluding treasury shares, which are shares owned by the Company. The table presents the loss for the three and six months ended June 30, 2024 and 2023, respectively (in USD thousands, except shares and loss per share):

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Net loss attributed to shareholders	$(15,193)	$(21,396)	$(28,897)	$(41,096)
Weighted average number of shares in issue	65,916,269	64,498,686	65,612,565	64,371,485
Basic and diluted loss per share	$(0.23)	$(0.33)	$(0.44)	$(0.64)
For the three and six months ended June 30, 2024, the potential impact, on the calculation of loss per share, of the existing potential ordinary shares related to the share option plans and warrants are not presented, as the impact would be to dilute a loss, which causes them to be deemed “non-dilutive” for the purposes of the required disclosure.